RECEIVABLES (Details Narrative)	12 Months Ended
Nov. 30, 2019 CAD ($)
Trade and other receivables [abstract]
Royalty receivable from developer	$ 70,108
Actual royalty received from developer	33,254
Loss on royalty receivable	$ 36,854